Changes in Accounting Policies - Determination of Lease Term Considering Economic Penalty - Additional Information (Detail) ₩ in Millions	Jan. 01, 2019 KRW (₩)
Increase (decrease) due to changes in accounting policy [member]
Disclosure of reclassifications or changes in presentation [line items]
Increase (decrease) through changes in accounting policy, right of use assets	₩ 128,035
Increase (decrease) through changes in accounting policy, lease liabilities	128,035
IFRS 16 [Member]
Disclosure of reclassifications or changes in presentation [line items]
Increase (decrease) through changes in accounting policy, right of use assets	899,783
Increase (decrease) through changes in accounting policy, lease liabilities	₩ 643,375